UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices)(Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.800.253.0412

Date of fiscal year end: 4/30

Date of reporting period: 01/31/2019

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Trend Aggregation Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019

Shares		Value
	COMMON STOCK - 28.3%
	APPAREL - 1.0%
7,700	Ralph Lauren Corp.	$894,278

	BIOTECHNOLOGY - 1.1%
2,266	Regeneron Pharmaceuticals, Inc. *	972,726

	DISTRIBUTION/WHOLESALE - 1.0%
15,000	Fastenal Co.	906,900

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
9,792	CME Group, Inc.	1,784,886

	ELECTRIC - 2.1%
10,514	NextEra Energy, Inc.	1,881,796

	ELECTRONICS - 2.0%
12,360	Agilent Technologies, Inc.	939,978
3,960	Waters Corp. *	915,631
		1,855,609
	ENVIRONMENTAL CONTROL - 1.0%
9,669	Waste Management, Inc.	925,033

	FOOD - 3.0%
64,540	Hormel Foods Corp.	2,731,333

	HEALTHCARE-PRODUCTS - 2.0%
5,451	Edwards Lifesciences Corp. *	928,959
20,760	Hologic, Inc. *	921,744
		1,850,703
	INTERNET - 3.1%
27,884	eBay, Inc. *	938,297
2,600	Netflix, Inc. *	882,700
5,843	VeriSign, Inc. *	989,045
		2,810,042
	MEDIA - 2.9%
54,800	Twenty-First Century Fox, Inc.	2,688,488

	REITS - 4.1%
5,525	American Tower Corp.	954,941
57,400	HCP, Inc.	1,810,396
5,550	SBA Communications Corp. *	1,013,041
		3,778,378
	SEMICONDUCTORS - 2.1%
3,656	Broadcom, Inc.	980,722
8,100	Xilinx, Inc.	906,714
		1,887,436
	SOFTWARE - 1.0%
10,628	Fiserv, Inc. *	881,380

	TOTAL COMMON STOCK (Cost - $25,298,875)	25,848,988

	EXCHANGE TRADED FUNDS - 48.0%
241,100	Direxion Daily S&P 500 Bear 3X Shares	2,625,579
80,200	Invesco QQQ Trust Series 1	13,486,432
7,400	iShares 20+ Year Treasury Bond ETF	902,578
166,952	ProShares Ultra S&P500	17,933,984
33,145	SPDR S&P 500 ETF Trust	8,946,830
	TOTAL EXCHANGE TRADED FUNDS (Cost - $42,964,652)	43,895,403

Trend Aggregation Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Shares		Value
SHORT-TERM INVESTMENTS - 26.2%
23,920,705	Fidelity Institutional Governemnt Portfolio, Institutional Class, 2.32% **	$23,920,705
TOTAL SHORT-TERM INVESTMENTS (Cost - $23,920,705)

TOTAL INVESTMENTS - 102.5% (Cost - $92,185,232)		$93,665,096
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5) %		(2,340,733)
NET ASSETS - 100.0%		$91,324,363

ETF - Exchange Traded Fund
* Non-income producing security.
** Rate shown represents the rate at January 31, 2019, it is subject to change and resets daily.

Trend Aggregation Dividend and Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019

Shares		Value
	COMMON STOCK - 47.6%
	BANKS - 7.2%
16,467	Bank of New York Mellon Corp.	$861,553
12,800	Citigroup, Inc.	825,088
4,257	Goldman Sachs Group, Inc.	842,929
6,443	JPMorgan Chase & Co.	666,851
16,000	US Bancorp	818,560
40,665	Wells Fargo & Co.	1,988,925
		6,003,906
	BEVERAGES - 2.1%
15,060	PepsiCo., Inc.	1,696,810

	COMPUTERS - 1.0%
5,200	Apple, Inc.	865,488

	COSMETICS/PERSONAL CARE - 2.0%
17,256	Procter & Gamble Co.	1,664,686

	ELECTRONICS - 0.9%
35,896	Gentex Corp.	760,277

	HEALTHCARE-SERVICES - 6.2%
8,153	Anthem, Inc.	2,470,359
9,886	UnitedHealth Group, Inc.	2,671,197
		5,141,556
	INSURANCE - 5.8%
17,345	Aflac, Inc.	827,357
5,303	Aon PLC	828,488
11,144	Berkshire Hathaway, Inc. *	2,290,538
10,393	Cincinnati Financial Corp.	843,080
		4,789,463
	INTERNET - 4.4%
1,616	Alphabet, Inc. *	1,819,438
1,029	Amazon.com, Inc. *	1,768,573
		3,588,011
	LODGING - 1.0%
7,370	Marriott International, Inc.	844,086

	MEDIA - 6.0%
68,418	Comcast Corp.	2,502,046
50,226	Twenty-First Century Fox, Inc.	2,464,088
		4,966,134
	PHARMACEUTICALS - 1.1%
6,525	Johnson & Johnson	868,347

	RETAIL - 2.9%
27,549	CarMax, Inc. *	1,619,330
4,507	McDonald's Corp.	805,762
		2,425,092

Trend Aggregation Dividend and Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Shares		Value
	COMMON STOCK - 47.6% (Continued)
	SEMICONDUCTORS - 3.0%
8,433	Analog Devices, Inc.	$833,686
10,230	Microchip Technology, Inc.	822,185
7,506	Xilinx, Inc.	840,222
		2,496,093
	SOFTWARE - 3.0%
24,046	Microsoft Corp.	2,511,124

	TELECOMMUNICATIONS - 1.0%
64,338	Telefonica Brasil SA - ADR	862,129

	TOTAL COMMON STOCK (Cost - $38,451,833)	39,483,202

	EXCHANGE TRADED FUNDS - 21.8%
67,420	iShares 20+ Year Treasury Bond ETF	8,223,218
7,692	iShares Core U.S. Aggregate Bond ETF	826,582
7,136	iShares iBoxx $ Investment Grade Corporate Bond ETF	832,200
74,000	iShares Short Treasury Bond ETF	8,182,180
	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,934,252)	18,064,180

	SHORT-TERM INVESTMENTS - 15.2%
12,605,369	Fidelity Institutional Governemnt Portfolio, Institutional Class, 2.32% **	12,605,369
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,605,369)

	TOTAL INVESTMENTS - 84.6% (Cost - $68,991,454)	$70,152,751
	OTHER ASSETS LESS LIABILITIES - 15.4%	12,767,471
	NET ASSETS - 100.0%	$82,920,222

ADR - American Depository Receipt
ETF - Exchange Traded Fund
* Non-income producing security.
** Rate shown represents the rate at January 31, 2019, it is subject to change and resets daily.

NOTES TO PORTFOLIOS OF INVESTMENTS
January 31, 2019 (Unaudited)

(1) Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

A. Investment Valuations
The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provide from that independent third party to fair value its international equity securities.

NOTES TO PORTFOLIOS OF INVESTMENTS
January 31, 2019 (Unaudited) (Continued)

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2019, based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Trend Aggregate Growth Fund
Investment Securities:
Common Stocks	$25,848,988	$-	$-	$25,848,988
Exchange Traded Funds	43,895,403	-	-	43,895,403
Short-Term Investments	23,920,705	-	-	23,920,705
Total Investment Securities	$93,665,096	$-	$-	$93,665,096
Trend Aggregate Dividend and Income Fund
Investment Securities:
Common Stocks	$39,483,202	$-	$-	$39,483,202
Exchange Traded Funds	18,064,180	-	-	18,064,180
Short-Term Investments	12,605,369	-	-	12,605,369
Total Investment Securities	$70,152,751	$-	$-	$70,152,751

The Funds did not hold any Level 2 or Level 3 securities during the period.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at January 31, 2019, were as follows:
		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Trend Aggregate Growth Fund	92,184,232	1,549,687	(68,823)	1,480,864
Trend Aggregate Dividend and Income Fund	68,991,454	1,410,759	(249,462)	1,161,297

Item 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Principal Executive Officer
Date:	March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Principal Executive Officer
Date:	March 27, 2019

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer and Principal Financial Officer
Date:	March 27, 2019